Equity - Summary of unrealized results (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Beginning period	S/ (187,830)	S/ (457,793)	S/ (554,421)
Effect of changes in the discount rates of pension reserves,	(735,284)	(61,299)	(968,599)
Unrealized gain from equity instruments at fair value through other comprehensive income, net of unrealized loss	69,079	1,263	16,055
Transfer to retained earnings from realized gain (loss) from equity instruments at fair value through other comprehensive income		53,737	(33,433)
Unrealized gain (loss) from debt instruments at fair value through other comprehensive income, net of unrealized gain (loss)	730,337	259,523	1,128,206
Transfer to realized gain from debt instruments at fair value through other comprehensive income, net of realized loss	(101,536)	(25,325)	(8,350)
Transfer of impairment gain (recovery) on debt instruments at fair value through other comprehensive income	263,368	47,497	7,390
Variation for net unrealized gain (loss) on cash flow hedges	92,950	(57,848)	(67,980)
Transfer of realized loss on cash flow hedges to consolidated statement of income, net of realized gain	(53,046)	40,668	45,309
Translation of foreign operations	(101,063)	11,747	(21,970)
Other movements	(13,009)
Ending period	(36,034)	(187,830)	(457,793)
Equity instruments at fair value [Member]
Disclosure of classes of share capital [line items]
Beginning period	(9,141)	(64,141)	(46,763)
Unrealized gain from equity instruments at fair value through other comprehensive income, net of unrealized loss	69,079	1,263	16,055
Transfer to retained earnings from realized gain (loss) from equity instruments at fair value through other comprehensive income		53,737	(33,433)
Other movements	(13,009)
Ending period	46,929	(9,141)	(64,141)
Debt instruments at fair [Member]
Disclosure of classes of share capital [line items]
Beginning period	(1,011,868)	(1,293,563)	(2,420,809)
Unrealized gain (loss) from debt instruments at fair value through other comprehensive income, net of unrealized gain (loss)	730,337	259,523	1,128,206
Transfer to realized gain from debt instruments at fair value through other comprehensive income, net of realized loss	(101,536)	(25,325)	(8,350)
Transfer of impairment gain (recovery) on debt instruments at fair value through other comprehensive income	263,368	47,497	7,390
Ending period	(119,699)	(1,011,868)	(1,293,563)
Insurance contracts reserves [Member]
Disclosure of classes of share capital [line items]
Beginning period	681,595	742,894	1,711,493
Effect of changes in the discount rates of pension reserves,	(735,284)	(61,299)	(968,599)
Ending period	(53,689)	681,595	742,894
Cash flow hedges [Member]
Disclosure of classes of share capital [line items]
Beginning period	(49,113)	(31,933)	(9,262)
Variation for net unrealized gain (loss) on cash flow hedges	92,950	(57,848)	(67,980)
Transfer of realized loss on cash flow hedges to consolidated statement of income, net of realized gain	(53,046)	40,668	45,309
Ending period	(9,209)	(49,113)	(31,933)
Translation of foreign operations
Disclosure of classes of share capital [line items]
Beginning period	200,697	188,950	210,920
Translation of foreign operations	(101,063)	11,747	(21,970)
Ending period	S/ 99,634	S/ 200,697	S/ 188,950